Fair Value Measurements - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) professional	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
AFG's internal investment professionals | professional		20
Level 3 assets as a percentage of total assets measured at fair value		8.00%
Percentage of level 3 assets that were priced using non-binding broker quotes		46.00%
Level 3 assets that were priced using non-binding broker quotes		$ 1,370
Level three assets that were priced by pricing services.		$ 394
Percentage Of Level Three Assets That Were Priced By Pricing Services		13.00%
Percentage Of Internally Developed Level Three Assets Compared to Total Level 3 Assets		41.00%
Fair value of equity securities transferred into level 3		$ 495	$ 136	$ 223
Life contingent annuities		$ 1,110	247
Fixed-indexed annuities (embedded derivative), majority of future years | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		8.00%
Fixed-indexed annuities (embedded derivative), majority of future years | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		11.00%
Fixed-indexed and registered index-linked annuities (embedded derivative)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivatives in annuity benefits accumulated measured using a discounted cash flow approach		$ 3,930
Fixed-indexed and registered index-linked annuities (embedded derivative) | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		4.00%
Fixed-indexed and registered index-linked annuities (embedded derivative) | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		23.00%
Not designated as hedging instrument | Annuity benefits | Fixed-indexed and registered index-linked annuities (embedded derivative)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total realized/unrealized gains (losses) included in net income for the embedded derivatives related to the unlocking of actuarial assumptions		$ 240	181	(44)
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of equity securities transferred into level 3	$ 20	9	$ 22	$ 20
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Internally developed Level 3 assets		$ 1,210